Stock Options - Summary of Company's stock Options Activity (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding at the beginning of the period	785,500
Exercised	(401,500)
Forfeited / Expired	(4,000)
Outstanding at the end of the period	380,000
Vested and expected to vest at the end of the period	380,000
Exercisable at the end of the period	380,000
Outstanding at the beginning of the period | $ / shares	$ 4.98
Exercised | $ / shares	4.98
Outstanding at the end of the period | $ / shares	4.98
Vested and expected to vest at the end of the period | $ / shares	4.98
Exercisable at the end of the period | $ / shares	$ 4.98
Outstanding at the beginning of the period | $	$ 1,170,395
Outstanding at the end of the period | $	566,200
Vested and expected to vest at the end of the period | $	566,200
Exercisable at the end of the period | $	$ 566,200